Inventories (Tables)	12 Months Ended
Dec. 31, 2024
INVENTORIES.
Summary of Classes of Inventories

	As of December 31,
	2024	2023
	ThCh$	ThCh$
Supplies for Production	11,858,656	13,856,303
Gas	1,852,864	1,852,864
Oil	10,005,792	12,003,439
Supplies for projects and spare parts	41,515,714	37,093,505
Electrical materials	11,794,203	7,812,071
Total	65,168,573	58,761,879